Income Taxes (Tables)	12 Months Ended
Aug. 31, 2018
Income Taxes Tables Abstract
Deferred income taxes
	2018	2017	2016
Deferred tax assets:
Net operating loss carryforwards	$4,955,211	$7,120,032	$5,995,528
Capitalized research and development	992,354	1,431,748	1,285,254
Depreciation	(6,314)	(7,137)	(82)
Stock based compensation	1,151,958	1,168,629	1,207,988
Foreign affiliate interest expense	283,307	296,315	190,173
Research and development credit carry forward	520,665	438,298	369,117
Total deferred tax assets	7,897,181	10,447,885	9,047,979
Less: valuation allowance	(7,897,181)	(10,447,885)	(9,047,979)
Net deferred tax asset	$-	$-	$-

Reconciliation income tax benefit
	2018	2017	2016
Income tax benefit at statutory rate	$1,737,285	$1,820,165	$1,576,686
Permanent differences	(296,092)	(490,980)	(297,211)
Change in federal statutory rate	(4,074,264)	-	-
Research and development credit	82,367	70,721	63,323
Change in valuation allowance	2,550,704	(1,399,906)	(1,342,798)
	$-	$-	$-